Prepaid expenses and other assets (current)	3 Months Ended
Mar. 31, 2024
Prepaid expenses and other assets (current)
Prepaid expenses and other assets (current)

9. Prepaid expenses and other assets (current)

Prepaid expenses and other current assets as of March 31, 2024 amounted to EUR 22,820k (December 31, 2023: 23,763k) and include prepayments for future service agreements and material in the amount of EUR 2,137k (December 31, 2023: EUR 1,075k), deferred charges of EUR 5,558k (December 31, 2023: EUR 5,463k) and receivables of EUR 8,312k (December 31, 2023: EUR 4,344k). As of March 31, 2024, we had tax receivables, mainly VAT refund claims, of EUR 6,813k in other current assets (December 31, 2023: EUR 12,881k).